CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	$ 3,301	¥ 22,482	¥ 3,198
Restricted cash	22	147	0
Due from related parties, net of bad debt allowance (note 3)	3,275	22,305	33,890
Accounts receivable, net	457	3,111	1,481
Advances to suppliers	363	2,473	538
Inventories (note 5)	1,992	13,568	28,527
Other current assets	45	312	1,588
Total current assets	9,455	64,398	69,222
Asset held for sale (note 6)	830	5,652	5,652
Land use rights, net (note 7)	1,437	9,785	12,913
Plant and equipment, net (note 8)	16,953	115,451	149,116
Long-term investment (note 9)	1,520	10,353	16,347
Acquired intangible assets, net (note 10)	683	4,648	5,469
Operating lease right of use assets	331	2,253
Due from related party-noncurrent (note 3)	6,203	42,246
Other assets	15	97	2,393
Total assets (including amounts of the consolidated VIEs without recourse to the Company of RMB244,722 and RMB144,038 as of September 30, 2019 and 2020, respectively) (note 1)	37,427	254,883	261,112
Current liabilities:
Current portion of long-term borrowings (note 12)			78,611
Accounts payable	1,409	9,597	9,723
Due to growers	980	6,673	7,260
Due to related parties (note 3)	3,888	26,481	42,633
Advances from customers	9,499	64,690	52,244
Income tax payable	137	936	656
Lease Liability - current	82	559
Other payables and accrued expenses (note 13)	9,988	68,004	56,675
Total current liabilities	25,983	176,940	247,802
Long-term borrowing (note 12)	20,214	137,660
Lease Liability - noncurrent	392	2,671
Other long-term liability (note14)	3,388	23,074	28,785
Total liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB264,074 and RMB310,711 as of September 30, 2019 and 2020, respectively) (note 1)	49,977	340,345	276,587
Commitments and contingencies (note 23)
Shareholders' equity (deficit):
Common stock (no par value); 60,000,000 shares authorized, 4,866,633 and 5,466,633 shares issued as of September 30, 2019 and 2020	0	0	0
Additional paid-in capital (note 15)	75,575	514,675	494,098
Accumulated deficit	(82,099)	(559,104)	(473,843)
Treasury stock at cost 34,909 and 64,909 shares as of September 30, 2019 and 2020, respectively)	(1,521)	(10,356)	(19,163)
Accumulated other comprehensive loss	(3,290)	(22,405)	(23,776)
Total Origin Agritech Limited shareholders' deficit	(11,335)	(77,190)	(22,684)
Non-controlling interests	(1,215)	(8,272)	7,209
Total deficit	(12,550)	(85,462)	(15,475)
Total liabilities and equity	$ 37,427	¥ 254,883	¥ 261,112